Contingent consideration 1 (Tables)	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of liabilities - contingent consideration

	Consolidated
	December 2023	June 2023
	$	$
Contingent consideration — Paxalisib	750,499	653,692
Contingent consideration — EVT801	4,809,490	5,467,091

	5,559,989	6,120,783

Summary of reconciliation of contingent consideration

	Consolidated
	December 2023	June 2023
	$	$
Reconciliation of the balance at the beginning and end of the reporting period is set out below:
Contingent consideration at start of period (current and non-current)	6,870,783	8,967,785
Interest	220,484	593,462
Foreign currency (gain)/loss	(139,043)	697,233
Loss/(Gain) on revaluation of contingent consideration	166,696	(3,387,697)

	7,118,920	6,870,783